Acquisition of Ekidos Minerals Llp (Details) - USD ($)	Feb. 03, 2022	Oct. 31, 2023
Acquisition [Abstract]
Purchased of issued percentage	100.00%
Purchased of outstanding percentage	100.00%
Total consideration cash	$ 1,000	$ 1,000
Loan receivable	$ 5,315,000